Management of Capital - Detailed Information about Capital of Company (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of objectives, policies and processes for managing capital [abstract]
Shareholders' equity	$ 14,184	$ 13,415	$ 12,848
Debt	2,483	2,510
Total	16,667	15,925
Less: Cash and cash equivalents	(186)	(157)	$ (326)
Short term investments	(48)	(43)
Total borrowings	$ 16,433	$ 15,725